Schedule of Valuation accounts (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation Allowances and Reserves, Balance	€ 1,274	€ 1,094	€ 1,602	€ 1,272
Charges to costs and expenses	323	186	516
Deductions: write-off provided in prior periods	(143)	(693)	(186)
Inventory Valuation Reserve [Member]
Valuation Allowances and Reserves, Balance	741	737	934	1,166
Charges to costs and expenses	172	225	124
Deductions: write-off provided in prior periods	€ (168)	€ (422)	€ (356)